Statement of Stockholders Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Deficit Accumulated	Total
Beginning balance, shares at Mar. 31, 2015	6,000,000	10,818,213
Beginning balance, amount at Mar. 31, 2015	$ 6,000	$ 10,818	$ 6,794,920	$ (9,203,440)	$ (2,391,702)
Stock issued for services, amount			48,016		48,016
Issuance of common stock for cash, shares		317,519
Issuance of common stock for cash, amount		$ 317	48,838		49,155
Warrants issued for services, amount			45,466		45,466
Stock issued for debt conversion, shares		90,628,002
Stock issued for debt conversion, amount		$ 90,628	60,314		150,942
Derivative liability closed to APIC			62,788		62,788
Stock option modification			56,779		56,779
Net loss				(3,274,663)	(1,768,460)
Ending balance, shares at Mar. 31, 2016	6,000,000	10,818,213
Ending balance, amount at Mar. 31, 2016	$ 6,000	$ 10,818	6,794,920	(9,203,440)	(2,391,702)
Stock issued for services, amount			48,016		48,016
Warrants issued for services, amount			45,466		45,466
Stock issued for debt conversion, shares		90,628,002
Stock issued for debt conversion, amount		$ 90,628	60,314		150,942
Derivative liability closed to APIC			62,788		62,788
Net loss				(3,241,329)	(3,241,329)
Ending balance, shares at Mar. 31, 2017	6,000,000	101,446,215
Ending balance, amount at Mar. 31, 2017	$ 6,000	$ 101,446	$ 7,011,504	$ (12,444,769)	(5,325,819)
Net loss					(505,637)
Ending balance, amount at Sep. 30, 2017					$ (5,306,432)